Investments in Equity-Accounted Associates and Joint Ventures - Summary of Aggregate Financial Information Related to Proportionate Interest in the Equity-accounted Joint Ventures (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of joint ventures [line items]
Net income	$ 121	$ 101	$ 96
Joint ventures [member]
Disclosure of joint ventures [line items]
Net income	106	81	64
OCI	(12)	(30)	2
Total comprehensive income	$ 94	$ 51	$ 66